Trade Accounts and Other Payables - 20F (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade Accounts and Other Payables [Abstract]
Creditors	$ 4,636	$ 5,710	$ 184
Insurances	108	162	3
Other	33	107	77
Total	$ 4,777	$ 5,979	$ 264